Quarterly Holdings Report
for

Fidelity® Nordic Fund

January 31, 2021

NOR-QTLY-0321
1.813058.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Denmark - 20.1%
A.P. Moller - Maersk A/S Series B (a)	3,974	$8,163,263
GN Store Nord A/S	90,500	6,940,411
Novo Nordisk A/S Series B	429,300	29,908,573
ORSTED A/S (b)	88,888	16,925,937
Tryg A/S	118,700	3,707,075
Vestas Wind Systems A/S	39,100	8,395,463

TOTAL DENMARK		74,040,722

Finland - 15.3%
Kone OYJ (B Shares)	66,000	5,199,722
Nanoform Finland PLC	331,900	2,891,941
Nokian Tyres PLC	279,300	10,256,461
Olvi PLC (A Shares)	187,187	9,995,074
Sampo Oyj (A Shares)	240,000	10,100,619
Stora Enso Oyj (R Shares)	360,000	6,553,170
UPM-Kymmene Corp.	323,400	11,573,706

TOTAL FINLAND		56,570,693

Malta - 3.0%
Kambi Group PLC (c)	194,488	10,892,427
Norway - 7.4%
Equinor ASA	399,200	7,216,830
Kongsberg Gruppen ASA	335,000	6,500,108
Sbanken ASA (b)	285,131	2,256,934
Schibsted ASA (B Shares)	203,350	6,580,852
Selvaag Bolig ASA	350,000	2,132,963
TGS Nopec Geophysical Co. ASA	200,900	2,690,222

TOTAL NORWAY		27,377,909

Sweden - 52.2%
Addlife AB	363,084	6,352,438
Alfa Laval AB	310,000	8,146,668
ASSA ABLOY AB (B Shares)	425,300	10,518,426
Atlas Copco AB (B Shares)	157,100	7,384,713
Dustin Group AB (b)	1,047,400	9,952,199
Eltel AB (a)(b)(c)	1,937,623	5,298,360
Ericsson (B Shares)	1,528,400	19,244,770
HEXPOL AB (B Shares)	948,770	10,405,894
Instalco AB	160,000	5,131,458
Investor AB (B Shares)	167,250	12,297,117
INVISIO AB	260,000	6,166,844
John Mattson Fastighetsforetag (c)	120,731	2,022,706
Lagercrantz Group AB (B Shares)	451,653	3,891,557
Momentum Group AB Class B (c)	281,969	4,913,022
Nibe Industrier AB (B Shares)	196,400	6,569,151
Nordnet AB	43,100	694,238
Securitas AB (B Shares)	624,700	9,662,467
Stillfront Group AB (c)	560,000	5,961,011
Swedbank AB (A Shares)	1,001,699	18,913,642
Swedish Match Co. AB	174,100	13,459,139
VNV Global AB (c)	835,496	11,078,223
VNV Global AB warrants 8/10/23 (c)	162,854	366,389
Volvo AB (B Shares)	570,000	14,106,243

TOTAL SWEDEN		192,536,675

United States of America - 1.4%
Autoliv, Inc. (depositary receipt)	57,200	5,124,268
TOTAL COMMON STOCKS
(Cost $274,057,606)		366,542,694

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.09% (d)	2,485,621	2,486,118
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	6,930,577	6,931,270
TOTAL MONEY MARKET FUNDS
(Cost $9,417,388)		9,417,388
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $283,474,994)		375,960,082
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,226,703)
NET ASSETS - 100%		$368,733,379

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,433,430 or 9.3% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,052
Fidelity Securities Lending Cash Central Fund	26,239
Total	$28,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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